BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Brandon.Cage@pacificlife.com

August 8, 2019

Sally Samuel

Branch Chief

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                             Registration Statement for Pacific KeyExec VUL Flexible Premium Life Insurance Policy (File Number to be Assigned) funded by Pacific Select Exec Separate Account (File Number 811-05563) of Pacific Life Insurance Company Request for Selective Review

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-6.  The enclosed relates to a variable life insurance policy, designated as Pacific KeyExec VUL (“KeyExec”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for KeyExec. The prospectus for KeyExec is based on, and is substantially similar to the recently filed Pacific Select VUL 2 (“PS VUL 2”), File No. 333-231309 and the Pacific Harbor VUL, file No. 333-231308. The Staff previously reviewed the PS VUL 2 and Harbor disclosure in connection with its review of the initial registration statements filed May 9, 2019 (collectively referred to as the “Prior Filings”). We received SEC Staff comments regarding the Prior Filings on June 28, 2019, and we integrated disclosure changes to KeyExec, as applicable, based on those comments. The changes made to the Prior Filings were completed via pre-effective amendments on July 31, 2019.

By copy of this letter, we are sending an electronic copy of the KeyExec prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in KeyExec differs materially as follows:

1.              No service charge for face amount increases.

2.              Only Death Benefit Option A and B are offered — Death Benefit C is not available.

3.              No Indexed Fixed Options.

4.              Different premium load and asset charge percentages — both vary based on Policy Year.

5.              Different set of available Variable Investment Options.

6.              All riders offered by the Prior Filings are not available.

7.              Key Exec only offers one rider called the Flex Coverage Rider which allows the owner to add additional life insurance coverage on the policy. No investment allocation requirements associated with this rider.

8.              Has an Enhanced Cash Value Benefit that waives all surrender charges and if the policy is surrendered in years 1 through 10, may provide an additional amount added to the Net Cash Surrender Value.

9.              KeyExec is intended to be owned by businesses and corporations that have deferred compensation benefit plans.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate.

I look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/Brandon J. Cage

Brandon J. Cage